Financial Derivative Contracts and Hedge Accounting - Schedule of Hedge Net Investment in Itau Corpbanca Colombia (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Change in fair value used in measuring effectiveness	$ (2)	$ 15
Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	294,077	201,150
Effective Portion	(41,717)	(38,014)
Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	293,764	201,150
Effective Portion	(40,500)	(38,014)
Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Notional value	293,764	201,150
Effective Portion	(40,500)	(38,014)
Up to one month [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	109,110	59,541
Up to one month [member] | Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	135,908	59,541
Up to one month [member] | Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Notional value	135,908	59,541
1 month to 3 months [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	109,422	95,463
1 month to 3 months [member] | Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	124,929	95,463
1 month to 3 months [member] | Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Notional value	124,929	95,463
3 months to 1 year [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value		46,146
3 months to 1 year [member] | Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	32,927	46,146
3 months to 1 year [member] | Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Notional value	32,927	46,146
More than 5 years [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	75,545
New York Branch [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	218,532	201,150
Effective Portion	(39,023)	(38,014)
New York Branch [member] | Up to one month [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	109,110	59,541
New York Branch [member] | 1 month to 3 months [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	109,422	95,463
New York Branch [member] | 3 months to 1 year [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 46,146
Colombia Branch [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	75,545
Effective Portion	(2,694)
Colombia Branch [member] | More than 5 years [member] | Investment In Foreign Operation [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 75,545